Financial Expenses - Schedule of Financial Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Expenses - Schedule Of Financial Expenses
Other	$ 1
Warrants revaluation		20
Interest expenses on loans	9	4
Exchange rate loss	12	13
Total financial expenses	$ 22	$ 37